Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 396,279	¥ 203,891
Acquisitions		179,197
Transfer of Business Segment	0
Impairment losses	(126,151)	0	¥ (42,398)
Exchange differences	1,878	13,191
Carrying amount, ending balance	272,006	396,279	203,891
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	501,301	308,913
Carrying amount, ending balance	314,404	501,301	308,913
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(105,022)	(105,022)
Carrying amount, ending balance	(42,398)	(105,022)	(105,022)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Acquisitions		0
Transfer of Business Segment	0
Impairment losses	0
Exchange differences	0
Carrying amount, ending balance	61,952	61,952	61,952
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Carrying amount, ending balance	61,952	61,952	61,952
Retail Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	0
Global Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,977	4,450
Acquisitions		0
Transfer of Business Segment	190,986
Impairment losses	0
Exchange differences	1,413	527
Carrying amount, ending balance	197,376	4,977	4,450
Global Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,977	4,450
Carrying amount, ending balance	197,376	4,977	4,450
Global Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	0
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	329,350	137,489
Acquisitions	179,197	179,197
Transfer of Business Segment	(190,986)
Impairment losses	(126,151)
Exchange differences	465	12,664
Carrying amount, ending balance	12,678	329,350	137,489
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	434,372	242,511
Carrying amount, ending balance	55,076	434,372	242,511
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(105,022)	(105,022)
Carrying amount, ending balance	¥ (42,398)	¥ (105,022)	¥ (105,022)